Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
2014	¥ 1,775
2015	1,664
2016	1,666
2017	539
2018	539
2019 and thereafter	21
Total minimum lease payments	6,204
Less-Amount representing interest	(577)
Present value of net minimum lease payments	5,627
Less-Current obligations	(1,540)	(652)
Long-term capital lease obligations	¥ 4,087